Provision for Doubtful Debts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Opening provision	$ 8,930	$ 9,450
Amounts used during the year	(995)	(2,733)
Amounts provided during the year	3,083	5,116
Amounts released during the year	(2,355)	(3,106)
Foreign exchange	226	203
Closing provision	$ 8,889	$ 8,930